Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 72,629	$ 81,413	$ 285,391	$ 191,807
Cost of revenues	64,498	68,090	247,391	162,624
Gross profit	8,131	13,323	38,000	29,183
Operating expenses:
Technology and development	458	198	1,351	978
General and administrative	3,054	2,398	10,513	5,714
Sales and marketing	491	449	1,898	550
Credit loss expense			798	0
Litigation expense			3,000	0
Other operating expense	(282)	221	1,149	428
Total operating expenses	3,721	3,266	18,709	7,670
Income from operations	4,410	10,057	19,291	21,513
Impairment on capitalized software development			0	2,383
Interest expense	282	1,151	1,884	2,380
Fees on virtual vault services	454	545	2,059	1,039
Other expense	26	98	331	25
Income before income taxes	3,648	8,263	15,017	15,686
Income tax expense	1,024	2,217	4,733	4,490
Net income	$ 2,624	$ 6,046	$ 10,284	$ 11,196
Basic earnings per share	$ 0.00064	$ 0.00152	$ 0.00251	$ 0.00282
Diluted earnings per share	$ 0.00060	$ 0.00137	$ 0.00236	$ 0.00256
Weighted average shares outstanding - Basic	4,094,952,285	3,975,320,084	4,094,816,668	3,975,320,084
Weighted average shares outstanding - Diluted	4,464,385,615	4,464,906,982	4,466,443,337	4,463,674,048
Comprehensive income
Net income	$ 2,624	$ 6,046	$ 10,284	$ 11,196
Foreign currency translation adjustment, net of tax	4	(11)	14	(80)
Comprehensive income	$ 2,628	$ 6,035	$ 10,298	$ 11,116